Preferred and Common Stock (Composition of Preferred Stock) (Detail) - shares	Sep. 30, 2019	Mar. 31, 2019
Class Fourteen Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	900,000,000
Number of shares Issued	0	0
Class Fifteen Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	900,000,000	900,000,000
Number of shares Issued	0	0
Class Sixteen Preferred Stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000	1,500,000,000
Number of shares Issued	0	0